Note 15 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Year Ended
	December 31,
	2023	2022
Net income (loss) attributable to common shareholders	$(3,060,433)	$(12,127,068)

Basic weighted average shares	5,168,339	4,835,389

Basic income and diluted loss per share	$(0.59)	$(2.51)

Summary of Stock Options and Warrants Outstanding [Table Text Block]
	For the Year Ended
	2023	2022
Weighted average stock options	1,060,717	600,796
Weighted average price of stock options	$19.38	$4.81

Weighted average warrants	2,084,994	1,010,337
Weighted average price of warrants	$2.50	$2.47

Average price of common stock	$5.37	$4.06